Buffalo Early Stage Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 10.4%
Automobile Components - 1.9%
Patrick Industries, Inc.	12,600	$1,162,602
		$–
Diversified Consumer Services - 2.5%
OneSpaWorld Holdings Ltd.	75,300	1,535,367
		$–
Hotels, Restaurants & Leisure - 3.2%
Accel Entertainment, Inc. (a)	105,100	1,237,027
Portillo's, Inc. - Class A (a)	64,500	752,715
		1,989,742
Household Durables - 2.8%
Champion Homes, Inc. (a)	18,070	1,131,363
Lovesac Co. (a)	35,450	645,190
		1,776,553
Total Consumer Discretionary		6,464,264

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 1.7%
Guardian Pharmacy Services, Inc. - Class A (a)	50,000	1,065,500
		$–
Food Products - 2.4%
SunOpta, Inc. (a)	252,700	1,465,660
Total Consumer Staples		2,531,160

Energy - 1.5%
Energy Equipment & Services - 1.5%
Cactus, Inc. - Class A	21,320	932,111

Financials - 9.7%
Capital Markets - 5.7%
GCM Grosvenor, Inc. - Class A	100,000	1,156,000
Hamilton Lane, Inc. - Class A	6,485	921,648
WisdomTree, Inc.	129,000	1,484,790
		3,562,438
Financial Services - 2.3%
Shift4 Payments, Inc. - Class A (a)	14,100	1,397,451
		$–
Insurance - 1.7%
Ategrity Specialty Holdings LLC (a)	50,000	1,076,000
Total Financials		6,035,889

Health Care - 24.2%
Biotechnology - 3.8%
ADMA Biologics, Inc. (a)	47,870	871,713
Halozyme Therapeutics, Inc. (a)	11,834	615,604
Vericel Corp. (a)	20,800	885,040
		2,372,357
Health Care Equipment & Supplies - 8.5%
Establishment Labs Holdings, Inc. (a)	23,100	986,601
Inspire Medical Systems, Inc. (a)	5,800	752,666
LeMaitre Vascular, Inc.	11,090	921,025
Omnicell, Inc. (a)	14,700	432,180
OrthoPediatrics Corp. (a)	26,590	571,153
QuidelOrtho Corp. (a)	24,700	711,854
UFP Technologies, Inc. (a)	3,775	921,704
		5,297,183
Health Care Providers & Services - 3.6%
Castle Biosciences, Inc. (a)	38,700	790,254
Option Care Health, Inc. (a)	29,240	949,715
Progyny, Inc. (a)	23,460	516,120
		2,256,089
Health Care Technology - 5.3%
Evolent Health, Inc. - Class A (a)	100,600	1,132,756
HealthStream, Inc.	63,100	1,745,977
Simulations Plus, Inc.	23,000	401,350
		3,280,083
Life Sciences Tools & Services - 1.5%
BioLife Solutions, Inc. (a)	44,000	947,760
		$–
Pharmaceuticals - 1.5%
Harrow, Inc. (a)	30,000	916,200
Total Health Care		15,069,672

Industrials - 28.4%(b)
Aerospace & Defense - 6.6%
AeroVironment, Inc. (a)	2,700	769,365
Cadre Holdings, Inc.	40,840	1,300,754
Kratos Defense & Security Solutions, Inc. (a)	18,000	836,100
TAT Technologies Ltd. (a)	40,000	1,221,600
		4,127,819
Building Products - 1.8%
Apogee Enterprises, Inc.	8,500	345,100
Hayward Holdings, Inc. (a)	55,000	759,000
		1,104,100
Construction & Engineering - 3.6%
Bowman Consulting Group Ltd. (a)	58,500	1,681,875
Sterling Infrastructure, Inc. (a)	2,400	553,752
		2,235,627
Electrical Equipment - 2.1%
American Superconductor Corp. (a)	36,660	1,345,055
		$–
Machinery - 4.0%
Federal Signal Corp.	5,000	532,100
Hillman Solutions Corp. (a)	160,000	1,142,400
Kornit Digital Ltd. (a)	40,300	802,373
		2,476,873
Professional Services - 8.0%
ICF International, Inc.	12,100	1,024,991
NV5 Global, Inc. (a)	52,160	1,204,375
Verra Mobility Corp. (a)	38,800	985,132
Willdan Group, Inc. (a)	28,000	1,750,280
		4,964,778
Trading Companies & Distributors - 2.3%
Transcat, Inc. (a)	16,700	1,435,532
Total Industrials		17,689,784

Information Technology - 18.2%
Communications Equipment - 3.6%
Applied Optoelectronics, Inc. (a)	60,295	1,548,979
Calix, Inc. (a)	13,280	706,363
		2,255,342
Electronic Equipment, Instruments & Components - 3.3%
Napco Security Technologies, Inc.	32,400	961,956
nLight, Inc. (a)	20,000	393,600
Powerfleet, Inc. NJ (a)	162,990	702,487
		2,058,043
IT Services - 1.7%
BigCommerce Holdings, Inc. (a)	53,800	269,000
Grid Dynamics Holdings, Inc. (a)	67,900	784,245
		1,053,245
Software - 8.3%
i3 Verticals, Inc. - Class A (a)	48,200	1,324,536
nCino, Inc. (a)	24,000	671,280
Teradata Corp. (a)	29,000	646,990
Varonis Systems, Inc. (a)	26,500	1,344,875
Vertex, Inc. - Class A (a)	32,460	1,146,974
		5,134,655
Technology Hardware, Storage & Peripherals - 1.3%
CPI Card Group, Inc. (a)	35,000	830,200
Total Information Technology		11,331,485

Materials - 1.6%
Chemicals - 1.6%
Element Solutions, Inc.	44,300	1,003,395
TOTAL COMMON STOCKS (Cost $50,379,936)		61,057,760

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Real Estate - 1.2%
Health Care REITs - 1.2%
Community Healthcare Trust, Inc.	44,600	741,698
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,045,870)		741,698

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Money Market Funds - 1.0%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	628,882	628,882
TOTAL SHORT-TERM INVESTMENTS (Cost $628,882)		628,882

TOTAL INVESTMENTS - 100.3% (Cost $52,054,688)		62,428,340
Liabilities in Excess of Other Assets - (0.3)%		(215,515)
TOTAL NET ASSETS - 100.0%		$62,212,825
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Early Stage Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$61,057,760	$–	$–	$61,057,760
Real Estate Investment Trusts	741,698	–	–	741,698
Money Market Funds	628,882	–	–	628,882
Total Investments	$62,428,340	$–	$–	$62,428,340

Refer to the Schedule of Investments for further disaggregation of investment categories.